Segment Information (Details 3) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenues | Customer concentration
Major Customers
Concentration risk (as a percent)	10.39%
Accounts receivable | Credit concentration
Major Customers
Concentration risk (as a percent)	10.23%	11.56%